INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets (liabilities)

Deferred income tax assets reflect the net tax effects of loss and credit carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s net deferred tax assets (liabilities) at December 31, 2023 and 2022 were as follows:

	December 31
	2023	2022
Deferred tax assets in respect of:

Subsidiaries carryforward losses	58,075	60,229
Other temporary differences	3,112	2,369
Share-based compensation	4,194	5,073
Deferred tax asset in respect to other comprehensive loss	502	2,238
Total deferred tax assets before valuation allowance	65,883	69,909
Valuation allowance	(64,377)	(66,815)
Total deferred tax assets	1,506	3,094

Schedule of Reconciliation of Theoretical Provision For Income Tax

Following is a reconciliation of the theoretical provision for income tax, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax on income:

	Year ended December 31
	2023	2022	2021
Income before taxes on income	217,267	201,466	168,002
Theoretical tax expenses at the statutory rate of InMode Ltd.	23%	23%	23%
	49,971	46,337	38,640
Increase (decrease) in taxes on income due to:
Benefits to the Benefited Enterprise	(31,739)	(29,429)	(37,478)
Different effective tax rates applicable to the Subsidiaries	(1,956)	(1,453)	(2,033)
Valuation allowance	126	130	40
Uncertain tax positions	1,096	303	1,921
Non-deductible expenses and other permanent differences, mainly share based compensation expenses	1,850	1,842	1,838
Amendment to the Investments Law payment - see also note 13a(2)(b)	-	12,017	-
Settlements with the Israeli tax authority net of decrease of related uncertain tax provision	-	10,199	-
	19,348	39,946	2,928

Schedule of Income Before Income Taxes
f.	Income before income taxes is composed of the following:

	Year ended December 31
	2023	2022	2021
InMode Ltd. and Israeli subsidiaries	211,137	196,354	163,370
Subsidiaries outside of Israel	6,130	5,112	4,632
	217,267	201,466	168,002

Schedule of Tax Expenses (Tax Benefit)
g.	Tax expenses (tax benefit):
	Year ended December 31
	2023	2022	2021
Current:
Israel	17,633	38,248	3,829
Subsidiaries	1,864	1,614	(131)
	19,497	39,862	3,698
Deferred:
Israel	(149)	84	(770)
Subsidiaries	-	-	-
	(149)	84	(770)
Total taxes on income	19,348	39,946	2,928

Schedule of Unrecognized Tax Benefits
The following table summarizes the activity of the Company’s unrecognized tax benefits:

	Year ended December 31
	2023	2022
Balance at January 1	303	4,831
Decrease in uncertain tax positions for the previous years	-	(4,831)
Increase in uncertain tax positions for the current year, net	1,096	303
Balance at December 31	1,399	303